Document And Entity Information	6 Months Ended
Sep. 30, 2014
Term Of Lease
Entity Registrant Name	Aethlon Medical Inc
Entity Central Index Key	0000882291
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company